ORGANIZATION NATURE OF BUSINESS AND GOING CONCERN (Details 4) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
BASIS OF PRESENTATION
Weighted average number of common shares outstanding Basic	19,540,097	16,105,409	18,652,736	15,572,773	16,423,335	13,270,097
Potentially dilutive common stock equivalents						37,698
Weighted average number of common and equivalent shares outstanding - Diluted	19,540,097	16,105,409	18,652,736	15,572,773	16,423,335	13,307,795